Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (322,496)	$ (46,757)	¥ (2,162,837)	¥ (507,944)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	42,621	6,179	71,697	76,353
Amortization of intangible assets	3,946	572	10,154	11,202
Loss/(Gain) on disposal of property, equipment and other long-lived assets	(23,282)	(3,376)	19,389	138,827
Loss on disposal of intangible assets				608
Impairment of long-lived assets and long-term prepaid expenses	111,308	16,138	114,485	36,505
Impairment of long-term investment			1,371	10,060
Impairment of Goodwill	43,011	6,236	1,504,525
Loss/(Gain) on disposal of subsidiaries	(23,009)	(3,336)	14,978	39,703
Gain on disposal of long-term investments				(8,561)
Amortization of right-of-use assets	140,123	20,316	113,306	159,738
Change in fair value of warrant liabilities	(9,062)	(1,314)	(6,837)
Change in fair value of put option liabilities	(706)	(102)
Share-based compensation	14,721	2,134	249,317	202,333
Bad debt expense	10,212	1,481	12,587	19,439
Loss from equity method investment			27	639
Deferred income tax benefit	(343)	(50)	(1,445)	(884)
Accrued interest expense on convertible bond	15,916	2,308
Other income(expense), net			(6,253)
Changes in operating assets and liabilities:
Accounts receivable	(80,467)	(11,667)	(10,102)	(47,483)
Prepaid expenses and other current assets	(49,064)	(7,114)	40,636	8,060
Other non-current assets				5,741
Amount due from related parties	33,415	4,845	(30,412)	28,693
Long-term prepaid expenses			(30,091)	3,092
Rental deposit, non-current	9,590	1,390	24,950	35,784
Accounts payable	(16,317)	(2,366)	6,166	40,593
Note payable			(12,105)	12,105
Accrued expenses and other current liabilities	43,457	6,301	47,524	(20,984)
Advanced workspace membership fee	(27,592)	(4,000)	(909)	(44,769)
Contract liabilities	(11,739)	(1,702)	8,824	(9,041)
Income tax payable	890	129	3,070	1,041
Deferred subsidy income	(2,239)	(325)	(1,454)	(2,412)
Amount due to related parties	18,370	2,663	(35,525)	8,549
Lease liabilities	(85,993)	(12,468)	(149,445)	(229,570)
Change in held for sale assets				(3,258)
Change in held for sale liabilities				6,068
Refundable deposits from members, non-current	(11,168)	(1,619)	5,289	2,129
Net cash used in operating activities	(175,897)	(25,504)	(199,120)	(27,644)
Cash Flows from investing activities
Purchase of term deposits				(40,960)
Settlement of term deposits			47,710	26,715
Purchase of short-term investments	(215,390)	(31,229)	(365,868)	(24,980)
Settlement of short-term investments	234,093	33,940	345,345	57,010
Purchase of property and equipment	(20,271)	(2,939)	(42,762)	(95,433)
Proceeds from disposal of property and equipment	6,977	1,012	124	55
Purchase of intangible asset			(1,200)	(125)
Loan provided to third parties			(8,036)	(17,000)
Loan collected from third parties	5,000	725
Payment for long-term investment			(15,121)
Proceeds from disposal of long-term investments				9,940
Cash deduction due to disposal of subsidiaries	(1,031)	(149)	(1,625)	(4,480)
Cash received for business acquisitions, net of cash paid			1,186
Proceeds from disposal of subsidiaries			205	50,000
Investment of cash in Trust Account			(19,041)
Collection of cash in Trust Account	19,271	2,794
Net cash (used in)/provided by investing activities	28,649	4,154	(59,083)	(39,258)
Cash flows from financing activities
Capital reduction in a subsidiary			(100)
Capital contribution from noncontrolling shareholders	895	130	165
Acquisition of noncontrolling interests			(700)
Loan repaid to related parties			(10,750)	(23,800)
Loan received from related parties	12,000	1,740	2,761	34,550
Loan received from third parties	21,930	3,180	50,990	97,017
Loan repaid to third parties	(67,428)	(9,776)	(75,031)	(160,188)
Reverse recapitalization				35,881
Equity financing through PIPE, net				371,366
Repayment for convertible bond				(65,250)
Cash received from issuing convertible bond	17,684	2,564
Underwritten public offering financing, net of listing fee			111,559
Net cash provided by/(used in) financing activities	(14,919)	(2,162)	78,894	289,576
Effects of exchange rate changes	(1,083)	(157)	(4,986)	(18,185)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(163,250)	(23,669)	(184,295)	204,489
Cash, cash equivalents and restricted cash – beginning of the period	216,495	31,389	400,790	196,301
Cash, cash equivalents and restricted cash – end of the period	53,245	7,720	216,495	400,790
Supplemental disclosure of cash flow information:
Interest paid	9,378	1,360	11,173	19,626
Income taxes paid	698	101	2,854	3,366
Supplemental disclosure of noncash information:
Payable for purchase of property and equipment	106,178	15,394	123,998	97,128
Payable for investments and acquisitions	5,006	726	10,556	32,688
Right-of-use assets obtained in exchange for new operating lease liabilities	42,215	6,121	150,486	11,902
ROU assets disposed as reduction of operating lease liabilities due to lease termination	290,316	42,092	192,570	819,879
Disposal of property to related party as settlement of payable	24,150	3,501
Conversion of convertible bond’s principle	1,940	281
Cash and cash equivalents	53,245	7,720	165,792	348,064
Restricted cash, current			50,703	52,199
Restricted cash, non-current				527
Total cash, cash equivalents and restricted cash	¥ 53,245	$ 7,720	¥ 216,495	¥ 400,790